UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Blvd., Ste. 230, St. Louis, MO	63141

(Address of principal executive offices)	(Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:   314-725-6161

Date of fiscal year end:  08/31

Date of reporting period:	05/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 99.58%

Aerospace/Defense Products & Services - 1.47%
6,200	BE Aerospace, Inc. *	$ 92,132

Agricultural Chemicals - 3.94%
3,000	Monsanto Co.	246,450

Aircraft Engines & Engine Parts - 3.92%
4,660	United Technologies	245,163

Asset Management - 5.16%
11,920	Eaton Vance Corp.	323,032

Auto Manufacturers-Major - 4.33%
47,200	Ford Motor Co. *	271,400

Bituminous Coal & Lignite Surface Mining - 0.89%
3,000	Arch Coal, Inc.	55,590

Cement - 1.25%
2,300	Texas Industries, Inc.	78,269

Cigarettes - 2.18%
8,000	Altria Group, Inc.	136,720

Communication Equipment - 3.19%
16,500	Arris Group, Inc. *	199,815

Credit Services - 2.29%
11,800	Ezcorp, Inc. Class-A *	143,370

Crude Petroleum & Natural Gas - 10.50%
6,400	Petroleo Brasileiro	281,792
5,600	Occidental Pete Corp.	375,816
		657,608
Drilling Oil & Gas Wells - 1.18%
2,800	Atwood Oceanics, Inc. *	74,088

Electronic Computers - 1.18%
6,400	Dell, Inc. *	74,048

Internet Information Providers - 1.41%
5,100	Expedia, Inc. *	88,281

Life Insurance - 0.58%
5,800	Aegon NV *	36,366

Medical Instruments & Supplies - 0.91%
4,200	Cantel Medical Corp. *	57,162

Money Center Banks - 3.58%
60,200	Citigroup, Inc. *	223,944

Motor Vehicle Parts & Accessories - 4.17%
9,100	Clarcor, Inc.	260,806

National Commercial Banks - 2.62%
4,450	JP Morgan & Chase & Co.	164,205

Operative Builders - 3.34%
6,800	MDC Holdings	208,828

Packaging & Containers - 2.88%
6,300	Owens Illinois, Inc. *	180,369

Paper & Paper Products - 2.90%
14,200	Temple-Inland, Inc.	181,476

Property & Casualty Insurance - 2.49%
4,500	Erie Indemnity Co.	155,700

Railroads, Line-Haul Operating - 3.37%
7,300	Genesee & Wyoming, Inc. Class-A *	211,116

Resorts & Casinos - 4.28%
4,500	Wynn Resorts Ltd. *	166,770
13,600	MGM Mirage *	101,456
		268,226
Restaurants - 3.67%
3,900	McDonald's Corp. *	230,061

Soap, Detergent & Cleaning Preparations - 1.12%
1,400	Church & Dwight, Inc.	70,378

Specialty-Real Estate - 1.64%
2,700	IShares Cohen & Realty Majors	102,870

Steel Works, Blast Furnaces - 2.02%
3,720	United States Steel Corp.	126,778

Technical Services - 1.23%
1,600	URS Corp. *	76,928

Trucking - 3.64%
6,000	Landstar Systems, Inc.	228,000

Wholesale-Electrical Apparatus - 4.29%
6,550	Anixter International *	268,681

Wireless Communications - 1.12%
3,440	NII Holdings, Inc. *	70,382

TOTAL FOR COMMON STOCKS (Cost $6,265,570) - 92.76%		$ 5,808,242

EXCHANGE TRADED FUNDS - 6.14%
5,000	Market Vectors-Russia ETF *	119,800
2,400	Market Vectors-Coal ETF *	57,528
14,600	PowerShares Listed Private Equity	102,784
3,800	SPDR S&P Retail	104,462

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $362,940) - 6.14%		$ 384,574

PREFERRED STOCKS - 0.67%
600	Chesapeake Energy Corp. Preferred Class-D	42,000

TOTAL FOR PREFERRED STOCKS (Cost $56,808) - 0.67%		$ 42,000

TOTAL INVESTMENTS (Cost $6,685,318) - 99.58%		$ 6,234,816

OTHER ASSETS LESS LIABILITIES - 0.42%		26,527

NET ASSETS - 100.00%		$ 6,261,343

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at May 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,685,318 amounted to $450,502, which consisted of aggregate gross unrealized appreciation of $720,960 and aggregate gross unrealized depreciation of $1,171,463.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of May 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 6,234,816	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 6,234,816	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments,

such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/

depreciation on the instrument.

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Sparrow Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	7/29/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	7/29/2009